Cash and Investments - Schedule of Fixed Income Maturity (Details) - Debt securities - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash And Cash Equivalents1 [Line Items]
Amortized cost	$ 15,419.9	$ 16,043.4
Fair value	$ 16,295.3	$ 16,315.4
Pre-tax effective interest rate	3.20%	3.60%
Due in 1 year or less
Schedule Of Cash And Cash Equivalents1 [Line Items]
Amortized cost	$ 4,968.1	$ 8,158.1
Fair value	4,935.3	8,206.3
Due after 1 year through 5 years
Schedule Of Cash And Cash Equivalents1 [Line Items]
Amortized cost	9,378.4	5,872.8
Fair value	10,096.9	5,980.8
Due after 5 years through 10 years
Schedule Of Cash And Cash Equivalents1 [Line Items]
Amortized cost	654.2	1,227.6
Fair value	718.5	1,242.3
Due after 10 years
Schedule Of Cash And Cash Equivalents1 [Line Items]
Amortized cost	419.2	784.9
Fair value	$ 544.6	$ 886.0